Capital lease obligation	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
7. Capital lease obligation
	2016	2015
Capital lease obligation	$ 161,466	$ 195,625
Less current portion	(36,769)	(34,159)
	124,697	161,466

The capital lease obligation is secured by specific leasehold improvements included in property and equipment, bears interest at a rate of 7.4%, and is repayable as follows:

Year ended December 31:
2017	36,769
2018	39,579
2019	42,603
2020	42,515
161,466